Long Term Debt - MRD Revolving Credit Facility - Additional Information (Detail) - USD ($)		12 Months Ended
	Jul. 18, 2014	Dec. 31, 2014	Apr. 13, 2015
Subsequent Event [Member]
Debt Instrument [Line Items]
Revolving credit facility borrowing base			$ 725,000,000
MRD [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility expiration term	5 years
Line of credit facility, aggregate maximum borrowing amount	$ 2,000,000,000
Revolving credit facility borrowing base	725,000,000
Aggregate elected capacity of revolving credit	$ 725,000,000
MRD [Member] | Revolving Credit Facility [Member] | Optional Base Rate | Federal Funds Effective Rate [Member]
Debt Instrument [Line Items]
Lien percentage of assets for credit facility		80.00%
Line of credit, additional margin rate		0.50%
Line of credit, adjusted description		The one-month adjusted LIBOR plus 1.0% (adjusted upwards, if necessary, to the next 1/100th of 1%)
MRD [Member] | Revolving Credit Facility [Member] | Range 1 [Member] | Alternative Base Rate
Debt Instrument [Line Items]
Line of credit, additional margin rate		0.50%
MRD [Member] | Revolving Credit Facility [Member] | Range 1 [Member] | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Line of credit, additional margin rate		1.50%
MRD [Member] | Revolving Credit Facility [Member] | Range 2 [Member] | Alternative Base Rate
Debt Instrument [Line Items]
Line of credit, additional margin rate		1.50%
MRD [Member] | Revolving Credit Facility [Member] | Range 2 [Member] | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Line of credit, additional margin rate		2.50%
MRD [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of revolving unused commitment fee		0.375%
Debt instrument interest coverage ratio		2.50%
Debt instrument, current asset to current liabilities ratio		1.00%
MRD [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of revolving unused commitment fee		0.50%